American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2023

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	23,503	2,024,313
Expeditors International of Washington, Inc.	44,396	5,089,114
		7,113,427
Automobiles — 2.2%
Tesla, Inc.(1)	74,622	18,671,917
Beverages — 0.5%
Monster Beverage Corp.(1)	89,452	4,736,483
Biotechnology — 3.0%
Exelixis, Inc.(1)	203,484	4,446,125
Neurocrine Biosciences, Inc.(1)	25,706	2,891,925
Regeneron Pharmaceuticals, Inc.(1)	2,689	2,212,940
Vertex Pharmaceuticals, Inc.(1)	46,270	16,089,930
		25,640,920
Broadline Retail — 4.1%
Amazon.com, Inc.(1)	275,320	34,998,678
Building Products — 0.5%
Builders FirstSource, Inc.(1)	21,436	2,668,568
Lennox International, Inc.	4,075	1,525,843
		4,194,411
Capital Markets — 0.8%
LPL Financial Holdings, Inc.	12,241	2,909,074
Moody's Corp.	11,784	3,725,747
		6,634,821
Commercial Services and Supplies — 0.5%
Copart, Inc.(1)	27,956	1,204,624
Rollins, Inc.	87,276	3,258,013
		4,462,637
Communications Equipment — 0.4%
Arista Networks, Inc.(1)	19,184	3,528,513
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	36,049	20,366,243
Electrical Equipment†
Schneider Electric SE	2,734	450,542
Entertainment — 1.4%
Electronic Arts, Inc.	54,828	6,601,291
Netflix, Inc.(1)	13,983	5,279,981
		11,881,272
Financial Services — 4.2%
Mastercard, Inc., Class A	53,232	21,075,081
Shift4 Payments, Inc., Class A(1)	35,885	1,986,953
Visa, Inc., Class A	58,195	13,385,432
		36,447,466
Food Products — 0.2%
Hershey Co.	9,801	1,960,984
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	186,956	8,598,106
Health Care Equipment and Supplies — 1.2%
Abbott Laboratories	61,615	5,967,413

IDEXX Laboratories, Inc.(1)	9,188	4,017,637
		9,985,050
Health Care Providers and Services — 2.4%
Humana, Inc.	11,572	5,630,009
Molina Healthcare, Inc.(1)	9,919	3,252,341
UnitedHealth Group, Inc.	24,111	12,156,525
		21,038,875
Health Care Technology — 0.9%
Veeva Systems, Inc., Class A(1)	39,683	8,073,506
Hotels, Restaurants and Leisure — 3.8%
Airbnb, Inc., Class A(1)	15,551	2,133,753
Booking Holdings, Inc.(1)	4,129	12,733,630
Domino's Pizza, Inc.	4,728	1,790,919
Expedia Group, Inc.(1)	44,241	4,559,920
Starbucks Corp.	116,413	10,625,014
Wingstop, Inc.	6,280	1,129,395
		32,972,631
Household Products — 1.1%
Clorox Co.	13,068	1,712,692
Colgate-Palmolive Co.	105,658	7,513,340
		9,226,032
Industrial Conglomerates — 0.1%
Siemens AG	4,971	710,399
Insurance — 1.4%
Aon PLC, Class A	15,899	5,154,774
Kinsale Capital Group, Inc.	2,470	1,022,901
Marsh & McLennan Cos., Inc.	30,678	5,838,023
		12,015,698
Interactive Media and Services — 10.3%
Alphabet, Inc., Class A(1)	326,091	42,672,268
Alphabet, Inc., Class C(1)	63,687	8,397,131
Match Group, Inc.(1)	43,524	1,705,053
Meta Platforms, Inc., Class A(1)	114,072	34,245,555
Pinterest, Inc., Class A(1)	61,347	1,658,209
		88,678,216
IT Services — 0.5%
Accenture PLC, Class A	14,416	4,427,298
Life Sciences Tools and Services — 0.4%
Mettler-Toledo International, Inc.(1)	3,436	3,807,329
Machinery — 0.1%
Otis Worldwide Corp.	10,118	812,577
Oil, Gas and Consumable Fuels — 1.3%
Cheniere Energy, Inc.	26,257	4,357,612
Marathon Petroleum Corp.	48,138	7,285,205
		11,642,817
Pharmaceuticals — 2.1%
Eli Lilly & Co.	16,973	9,116,708
Merck & Co., Inc.	83,416	8,587,677
		17,704,385
Semiconductors and Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc.(1)	25,205	2,591,578
Applied Materials, Inc.	46,195	6,395,698
Broadcom, Inc.	13,929	11,569,149

Enphase Energy, Inc.(1)	16,953	2,036,903
KLA Corp.	9,084	4,166,467
Microchip Technology, Inc.	94,407	7,368,466
Monolithic Power Systems, Inc.	5,881	2,717,022
NVIDIA Corp.	87,120	37,896,329
ON Semiconductor Corp.(1)	9,510	883,955
Power Integrations, Inc.	25,061	1,912,405
		77,537,972
Software — 21.3%
Adobe, Inc.(1)	42,361	21,599,874
AppLovin Corp., Class A(1)	36,650	1,464,534
Atlassian Corp., Class A(1)	6,221	1,253,594
Autodesk, Inc.(1)	27,849	5,762,237
Cadence Design Systems, Inc.(1)	26,494	6,207,544
Crowdstrike Holdings, Inc., Class A(1)	11,656	1,950,981
Fair Isaac Corp.(1)	5,910	5,133,012
Fortinet, Inc.(1)	111,060	6,517,001
Intuit, Inc.	21,544	11,007,691
Microsoft Corp.	288,095	90,965,996
Palo Alto Networks, Inc.(1)	7,087	1,661,476
Salesforce, Inc.(1)	56,212	11,398,669
ServiceNow, Inc.(1)	31,539	17,629,040
Synopsys, Inc.(1)	2,118	972,099
		183,523,748
Specialty Retail — 5.2%
Home Depot, Inc.	10,917	3,298,681
Lowe's Cos., Inc.	42,877	8,911,555
O'Reilly Automotive, Inc.(1)	9,937	9,031,342
Ross Stores, Inc.	55,939	6,318,310
TJX Cos., Inc.	135,268	12,022,620
Ulta Beauty, Inc.(1)	12,114	4,838,937
		44,421,445
Technology Hardware, Storage and Peripherals — 13.8%
Apple, Inc.	655,233	112,182,442
Pure Storage, Inc., Class A(1)	190,607	6,789,421
		118,971,863
Textiles, Apparel and Luxury Goods — 1.3%
Crocs, Inc.(1)	29,894	2,637,547
Deckers Outdoor Corp.(1)	5,013	2,577,133
lululemon athletica, Inc.(1)	5,139	1,981,650
NIKE, Inc., Class B	43,943	4,201,830
		11,398,160
Trading Companies and Distributors — 1.4%
Fastenal Co.	79,555	4,346,885
Watsco, Inc.	13,418	5,068,247
WW Grainger, Inc.	3,380	2,338,419
		11,753,551
TOTAL COMMON STOCKS (Cost $518,035,008)		858,387,972
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,563	8,563
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $547,003), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $533,909)		533,676

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $3,537,450), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $3,469,529)	3,468,000
4,001,676
TOTAL SHORT-TERM INVESTMENTS (Cost $4,010,239)	4,010,239
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $522,045,247)	862,398,211
OTHER ASSETS AND LIABILITIES†	(295,013)
TOTAL NET ASSETS — 100.0%	$862,103,198

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$857,227,031	$1,160,941	—
Short-Term Investments	8,563	4,001,676	—
	$857,235,594	$5,162,617	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.